Organization and Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - shares		6 Months Ended		12 Months Ended
	Mar. 08, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		0		5,000,000
Non Qualified Stock Option Awards | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	25,000,000	25,000,000		25,000,000
Unvested restricted stock units | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)	12,500,000	10,800,000	12,500,000	11,500,000
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement number of options available to purchase (in shares)	58,631,907
2021 Plan | Officer Options | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement number of options available to purchase (in shares)	5,000,000
2021 Plan | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)		0		12,758,000